Condensed Consolidating Financial Information (Tables)	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Balance Sheet [Table Text Block]
CONDENSED CONSOLIDATING BALANCE SHEETS
As of June 30, 2016
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21	$156,064	$42,199	$—	$198,284
Accounts receivable, trade, net of a reserve for doubtful accounts	—	175,253	363,959	—	539,212
Accounts receivable, affiliate	17,317	54,408	3,625	(75,350)	—
Inventories	—	415,349	244,013	—	659,362
Prepaid expenses	—	105,170	19,662	—	124,832
Other current assets	—	99,676	33,861	—	133,537
Total current assets	17,338	1,005,920	707,319	(75,350)	1,655,227
Restricted cash	—	1,284	—	—	1,284
Equity method investment	—	—	103,121	—	103,121
Property, plant and equipment, net	—	1,119,622	1,225,942	—	2,345,564
Goodwill	—	—	1,289,443	—	1,289,443
Intangible assets, net	—	32,377	52,895	—	85,272
Investment in subsidiaries	5,397,284	—	—	(5,397,284)	—
Due from affiliate	—	2,404,572	—	(2,404,572)	—
Other assets, net	—	33,265	25,353	—	58,618
Total assets	$5,414,622	$4,597,040	$3,404,073	$(7,877,206)	$5,538,529
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable, trade	$—	$329,529	$387,892	$—	$717,421
Accounts payable, affiliate	—	—	75,350	(75,350)	—
Accrued liabilities	6,015	107,903	82,780	—	196,698
Current portion of long-term debt	10,500	—	—	—	10,500
Total current liabilities	16,515	437,432	546,022	(75,350)	924,619
Long-term liabilities:
Long-term debt, less current portion	1,330,178	—	671,196	—	2,001,374
Due to affiliate	2,404,572	—	—	(2,404,572)	—
Lease financing obligations	—	45,654	11,153	—	56,807
Deferred income tax liability, net	—	363,769	37,280	—	401,049
Deficit in subsidiaries	—	401,704	—	(401,704)	—
Other liabilities	—	65,971	6,566	—	72,537
Total long-term liabilities	3,734,750	877,098	726,195	(2,806,276)	2,531,767
Equity:
Equity - Western	1,663,357	3,282,510	1,713,070	(4,995,580)	1,663,357
Equity - Non-controlling interests	—	—	418,786	—	418,786
Total equity	1,663,357	3,282,510	2,131,856	(4,995,580)	2,082,143
Total liabilities and equity	$5,414,622	$4,597,040	$3,404,073	$(7,877,206)	$5,538,529
CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21	$656,966	$115,515	$—	$772,502
Accounts receivable, trade, net of a reserve for doubtful accounts	—	122,593	236,644	—	359,237
Accounts receivable, affiliate	—	55,550	3,505	(59,055)	—
Inventories	—	311,589	235,949	—	547,538
Prepaid expenses	—	55,699	17,514	—	73,213
Other current assets	—	135,139	34,589	—	169,728
Total current assets	21	1,337,536	643,716	(59,055)	1,922,218
Restricted cash	—	69,106	—	—	69,106
Equity method investment	—	—	97,513	—	97,513
Property, plant and equipment, net	—	1,099,787	1,205,384	—	2,305,171
Goodwill	—	—	1,289,443	—	1,289,443
Intangible assets, net	—	31,401	53,544	—	84,945
Investment in subsidiaries	3,964,578	—	—	(3,964,578)	—
Due from affiliate	—	1,797,047	—	(1,797,047)	—
Other assets, net	—	42,166	22,831	—	64,997
Total assets	$3,964,599	$4,377,043	$3,312,431	$(5,820,680)	$5,833,393
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable, trade	$—	$262,550	$291,407	$—	$553,957
Accounts payable, affiliate	920	—	58,135	(59,055)	—
Accrued liabilities	5,508	142,257	100,630	—	248,395
Current portion of long-term debt	5,500	—	—	—	5,500
Total current liabilities	11,928	404,807	450,172	(59,055)	807,852
Long-term liabilities:
Long-term debt, less current portion	856,327	—	788,567	—	1,644,894
Due to affiliate	1,797,047	—	—	(1,797,047)	—
Lease financing obligations	—	42,168	11,064	—	53,232
Deferred income tax liability, net	—	275,634	37,280	—	312,914
Deficit in subsidiaries	—	395,774	—	(395,774)	—
Other liabilities	—	63,674	4,921	—	68,595
Total long-term liabilities	2,653,374	777,250	841,832	(2,192,821)	2,079,635
Equity:
Equity - Western	1,299,297	3,194,986	373,818	(3,568,804)	1,299,297
Equity - Non-controlling interests	—	—	1,646,609	—	1,646,609
Total equity	1,299,297	3,194,986	2,020,427	(3,568,804)	2,945,906
Total liabilities and equity	$3,964,599	$4,377,043	$3,312,431	$(5,820,680)	$5,833,393

Condensed Income Statement [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
Six Months Ended June 30, 2016
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$2,495,722	$2,244,465	$(1,177,375)	$3,562,812
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	—	2,047,013	1,780,351	(1,177,375)	2,649,989
Direct operating expenses (exclusive of depreciation and amortization)	—	220,140	234,614	—	454,754
Selling, general and administrative expenses	93	52,396	56,848	—	109,337
Loss (gain) on disposal of assets, net	—	9	(911)	—	(902)
Maintenance turnaround expense	—	525	—	—	525
Depreciation and amortization	—	52,334	54,676	—	107,010
Total operating costs and expenses	93	2,372,417	2,125,578	(1,177,375)	3,320,713
Operating income (loss)	(93)	123,305	118,887	—	242,099
Other income (expense):
Equity in earnings of subsidiaries	123,359	20,708	—	(144,067)	—
Interest income	—	217	78	—	295
Interest and debt expense	(27,313)	(1,496)	(24,800)	—	(53,609)
Other, net	—	1,093	9,352	—	10,445
Income before income taxes	95,953	143,827	103,517	(144,067)	199,230
Provision for income taxes	—	(56,303)	(478)	—	(56,781)
Net income	95,953	87,524	103,039	(144,067)	142,449
Less net income attributable to non-controlling interests	—	—	46,496	—	46,496
Net income attributable to Western Refining, Inc.	$95,953	$87,524	$56,543	$(144,067)	$95,953
Comprehensive income attributable to Western Refining, Inc.	$95,953	$87,524	$56,491	$(144,067)	$95,901

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
Three Months Ended June 30, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$1,982,418	$1,588,724	$(742,250)	$2,828,892
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	—	1,647,312	1,272,825	(742,250)	2,177,887
Direct operating expenses (exclusive of depreciation and amortization)	—	110,317	114,406	—	224,723
Selling, general and administrative expenses	47	29,895	29,598	—	59,540
Loss (gain) on disposal of assets, net	—	69	(456)	—	(387)
Maintenance turnaround expense	—	593	—	—	593
Depreciation and amortization	—	24,958	26,185	—	51,143
Total operating costs and expenses	47	1,813,144	1,442,558	(742,250)	2,513,499
Operating income (loss)	(47)	169,274	146,166	—	315,393
Other income (expense):
Equity in earnings of subsidiaries	147,554	9,263	—	(156,817)	—
Interest income	—	105	96	—	201
Interest and debt expense	(13,588)	(733)	(12,995)	—	(27,316)
Other, net	—	(558)	4,582	—	4,024
Income before income taxes	133,919	177,351	137,849	(156,817)	292,302
Provision for income taxes	—	(78,287)	(148)	—	(78,435)
Net income	133,919	99,064	137,701	(156,817)	213,867
Less net income attributable to non-controlling interests	—	—	79,948	—	79,948
Net income attributable to Western Refining, Inc.	$133,919	$99,064	$57,753	$(156,817)	$133,919
Comprehensive income attributable to Western Refining, Inc.	$133,919	$99,072	$57,794	$(156,817)	$133,968
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
Six Months Ended June 30, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$3,765,518	$2,893,896	$(1,511,792)	$5,147,622
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	—	3,136,000	2,294,989	(1,511,792)	3,919,197
Direct operating expenses (exclusive of depreciation and amortization)	—	219,552	220,482	—	440,034
Selling, general and administrative expenses	94	59,425	55,824	—	115,343
Loss (gain) on disposal of assets, net	—	450	(555)	—	(105)
Maintenance turnaround expense	—	698	—	—	698
Depreciation and amortization	—	49,627	51,442	—	101,069
Total operating costs and expenses	94	3,465,752	2,622,182	(1,511,792)	4,576,236
Operating income (loss)	(94)	299,766	271,714	—	571,386
Other income (expense):
Equity in earnings of subsidiaries	267,313	17,491	—	(284,804)	—
Interest income	—	202	162	—	364
Interest and debt expense	(27,311)	(1,240)	(23,722)	—	(52,273)
Other, net	—	(513)	7,743	—	7,230
Income before income taxes	239,908	315,706	255,897	(284,804)	526,707
Provision for income taxes	—	(137,521)	(351)	—	(137,872)
Net income	239,908	178,185	255,546	(284,804)	388,835
Less net income attributable to non-controlling interests	—	—	148,927	—	148,927
Net income attributable to Western Refining, Inc.	$239,908	$178,185	$106,619	$(284,804)	$239,908
Comprehensive income attributable to Western Refining, Inc.	$239,908	$178,201	$106,660	$(284,804)	$239,965

Condensed Cash Flow Statement [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Six Months Ended June 30, 2016
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(28,308)	$65,062	$113,463	$(33,359)	$116,858
Cash flows from investing activities:
Capital expenditures	—	(87,970)	(69,030)	240	(156,760)
Return of capital from equity method investment	13,537	—	—	(13,537)	—
Use of restricted cash	—	67,822	—	—	67,822
Contributions to affiliate	—	(545,708)	—	545,708	—
Proceeds from the sale of assets	—	340	977	(240)	1,077
Net cash provided by (used in) investing activities	13,537	(565,516)	(68,053)	532,171	(87,861)
Cash flows from financing activities:
Additions to long-term debt	500,000	—	—	—	500,000
Payments on long-term debt and capital lease obligations	(2,750)	(467)	(718)	—	(3,935)
Borrowings on revolving credit facility	—	—	215,000	—	215,000
Repayments on revolving credit facility	—	—	(332,500)	—	(332,500)
Payments for NTI units	(859,893)	—	—	—	(859,893)
Transaction costs for NTI merger	(11,600)	—	—	—	(11,600)
Proceeds from issuance of WNRL common units	—	—	92,460	—	92,460
Offering costs for issuance of WNRL common units	—	—	(330)	—	(330)
Deferred financing costs	(11,408)	—	—	—	(11,408)
Distribution to affiliate	—	—	(46,896)	46,896	—
Purchases of common stock for treasury	(75,000)	—	—	—	(75,000)
Distribution to non-controlling interest holders	—	—	(45,742)	—	(45,742)
Dividends paid	(70,286)	—	—	—	(70,286)
Contributions from affiliates	545,708	—	—	(545,708)	—
Excess tax benefit from stock-based compensation	—	19	—	—	19
Net cash provided by (used in) financing activities	14,771	(448)	(118,726)	(498,812)	(603,215)
Net decrease in cash and cash equivalents	—	(500,902)	(73,316)	—	(574,218)
Cash and cash equivalents at beginning of year	21	656,966	115,515	—	772,502
Cash and cash equivalents at end of year	$21	$156,064	$42,199	$—	$198,284
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Six Months Ended June 30, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$31,620	$91,480	$246,086	$(77,142)	$292,044
Cash flows from investing activities:
Capital expenditures	—	(60,875)	(59,318)	648	(119,545)
Use of restricted cash	—	98,735	—	—	98,735
Return of capital from equity method investment	—	—	5,780	—	5,780
Contributions to affiliate	—	(82,371)	—	82,371	—
Proceeds from the sale of assets	—	1,118	427	(648)	897
Net cash provided by (used in) investing activities	—	(43,393)	(53,111)	82,371	(14,133)
Cash flows from financing activities:
Additions to long-term debt	—	—	300,000	—	300,000
Payments on long-term debt and capital lease obligations	(2,750)	(480)	(531)	—	(3,761)
Repayments on revolving credit facility	—	—	(269,000)	—	(269,000)
Distribution to affiliate	—	—	(77,142)	77,142	—
Deferred financing costs	—	—	(6,820)	—	(6,820)
Purchases of common stock for treasury	(25,000)	—	—	—	(25,000)
Distribution to non-controlling interest holders	—	—	(100,287)	—	(100,287)
Dividends paid	(61,114)	—	—	—	(61,114)
Contributions from affiliates	57,244	—	25,127	(82,371)	—
Excess tax benefit from stock-based compensation	—	848	—	—	848
Net cash provided by (used in) financing activities	(31,620)	368	(128,653)	(5,229)	(165,134)
Net increase in cash and cash equivalents	—	48,455	64,322	—	112,777
Cash and cash equivalents at beginning of year	21	288,986	142,152	—	431,159
Cash and cash equivalents at end of year	$21	$337,441	$206,474	$—	$543,936